Exploration and evaluation ("E&E") assets (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Of Assets [Abstract]
Impairment of exploration and evaluation assets	$ 0	$ 6,199,198